Cash and stock-based compensation plans (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Shares (beginning balance)				1,812
Outstanding Shares (ending balance)		0	534	1,812
Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Shares (beginning balance)	242,749	268,392	226,410
Granted Shares	47,737	114,070	181,598
Forfeited Shares	(39,255)	(15,223)	(54,367)
Vested Shares	(87,519)	(124,490)	(85,249)
Outstanding Shares (ending balance)	163,712	242,749	268,392
Expected to vest Shares	163,712
Outstanding Weighted average grant date fair value	$ 17.13	$ 15.93	$ 12.80
Granted - Weighted average grant date fair value	$ 19.24	$ 18.76	$ 17.52
Forfeited - Weighted average grant date fair value	$ 17.25	$ 16.81	$ 13.88
Vested - Weighted average grant date fair value	$ 16.27	$ 16.08	$ 12.31
Outstanding Weighted average grant date fair value	$ 18.18	$ 17.13	$ 15.93
Expected to vest Weighted average grant date fair value	$ 18.18
Outstanding Weighted average remaining contractual term	2 years 14 days
Vested Aggregate intrinsic value	$ 813
Outstanding Aggregate intrinsic value	1,952
Expected to vest Aggregate intrinsic value	$ 1,952